Note 16 - Basic And Diluted Net Income Per Common Share (Details) - Earnings Per Share Calculation Numerator In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Numerator―
Net income attributable to Internet Initiative Japan Inc.―basic and diluted	$ 56,294	¥ 5,300,654	¥ 3,640,963	¥ 3,203,368